Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income per common share
	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to redeemable Class A ordinary shares
Interest earned on marketable securities held in Trust Account	$3,161	$3,161
Less: Company portion available to pay taxes	(3,161)	(3,161)
Net income allocable to shares subject to possible redemption	$—	$—
Denominator: weighted average redeemable Class A ordinary shares
Basic and diluted weighted average shares outstanding	22,470,433	14,141,692
Basic and diluted net income per share	$—	$—
Non-Redeemable Class A and Class B Ordinary Shares
Numerator: Net income minus net earnings
Net income	$2,803,140	$1,886,252
Less: Income allocable to ordinary shares subject to possible redemption	—	—
Non-redeemable net income	$2,803,140	$1,886,252
Weighted average shares outstanding, basic and diluted	9,384,192	8,619,700
Basic and diluted net income per common share	$0.30	$0.22